RELATED-PARTY TRANSACTIONS (Details Textual) (USD $)			1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended		72 Months Ended	1 Months Ended				12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2010 Acquisition Of MANF [Member]	Dec. 31, 2008 Acquisition Of MANF [Member]	Dec. 31, 2007 Acquisition Of MANF [Member]	Dec. 31, 2013 Acquisition Of MANF [Member]	Dec. 31, 2012 Acquisition Of MANF [Member]	Jul. 31, 2012 Former Chairman [Member]	Dec. 31, 2013 Former Chairman [Member]	Dec. 31, 2012 Former Chairman [Member]	Dec. 31, 2013 Former Chairman [Member]	May 31, 2012 Related Party Capital Transactions [Member] 8% Senior Convertible Debentures [Member]	Mar. 31, 2012 Related Party Capital Transactions [Member] Convertible Promissory Notes Issued One [Member]	Mar. 31, 2012 Related Party Capital Transactions [Member] Convertible Promissory Notes Issued Two [Member]	Jan. 31, 2013 Related Party Capital Transactions [Member] Convertible Promissory Notes Issued Three [Member]	Dec. 31, 2013 Related Party Capital Transactions [Member] Convertible Promissory Notes Issued Three [Member]	Oct. 31, 2013 Related Party Debt Transactions [Member]
Related Party Transaction [Line Items]
Funding EMS received to purchase intellectual property rights					$ 59,000
Funding Neurotrophics received to purchase intellectual property rights					100,000
Funding CNS received to purchase intellectual property rights				100,000
Notes issued pursuant to investments made into Neurotrophics				100,000
Installment payments made by CNS to EMS				95,000
Notes issued pursuant to investments in favor of Neurotrophics, amount						0	0
Royalty from Commercial Revenue			2.50%					2.50%
Royalty from Commercial Revenue to John Commissiong			1.25%
Royalty from Commercial Revenue to Gerald Commissiong			1.25%
Royalty from gross proceeds of the company to Martin D. Cleary								5.00%
Consulting services									0	0	479,166
Convertible Promissory Note converted, amount												5,556	21,000	30,000	100,000	60,172
Convertible Promissory Note converted, shares													217,280	608,300	2,765,625
Related Parties, Invested Amount																	5,000
Debenture And Warrants Aggregate Purchase Price																	15,000
Debt Instrument Carrying Amount	$ 3,333,332	$ 0															$ 5,556
Warrants Issued To Purchase Common Stock, Shares																	138,889